SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2019
SHARE-BASED COMPENSATION
Schedule of Stock Award Activity

The following table summarizes stock award activity and related information for all of Wins Finance’s Equity Plans for the years ended June 30, 2019 and 2018:

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term In Years
$
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	—	12	3.00
Exercised	—	—	—
Forfeited	(1,190,000)	12	—
Canceled	(80,000)	12	—
Outstanding, June 30, 2017 and 2018	—	—	—
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Canceled	—	—	—
Outstanding, June 30, 2019	—	—	—

Exercisable, June 30, 2018 and 2019	—	—	—
Vested and expected to vest, June 30, 2018 and 2019	—	—	—

Schedule of Weighted Average Assumptions Used to Value Options

The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44